Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 28, 2018
Accounting Policies [Abstract]
Schedule of Balances and Amounts of VIEs and Subsidiaries

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As at
	February 28,	February 28,
	2017	2018
	RMB	RMB	USD
ASSETS
Total current assets	172,606	212,468	33,576
Total non-current assets	13,508	38,697	6,115
TOTAL ASSETS	186,114	251,165	39,691
LIABILITIES
Total current liabilities	124,683	124,127	19,616
TOTAL LIABILITIES
	124,683	124,127	19,616

	Year Ended
	February29,	February28,	February28,
	2016	2017	2018
	RMB	RMB	RMB	USD
Total revenue	93,801	203,188	300,533	47,493
Operating income	6,359	63,439	79,863	12,621
Net income	715	45,802	63,489	10,033
Net cash provided by operating activities	1,646	120,804	88,619	14,004
Net cash used in investing activities	(6,915)	(10,176)	(11,812)	(1,867)
Net cash provided by financing activities	—	—	3,550	561

Schedule of Estimated Useful Lives of Property and Equipment

Property and equipment consists of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life